Shareholder Report, Line Graph (Details) - USD ($)			6 Months Ended	12 Months Ended		24 Months Ended		36 Months Ended		48 Months Ended		60 Months Ended		72 Months Ended		84 Months Ended		96 Months Ended	108 Months Ended	120 Months Ended
	Jul. 01, 2019	Jun. 30, 2016	Jun. 30, 2026	Jun. 30, 2020	Jun. 30, 2017	Jun. 30, 2021	Jun. 30, 2018	Jun. 30, 2022	Jun. 30, 2019	Jun. 30, 2023	Jun. 30, 2020	Jun. 30, 2024	Jun. 30, 2021	Jun. 30, 2025	Jun. 30, 2022	Jun. 30, 2026	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
Class A
Account Value [Line Items]
Line Graph and Table Measure Name			With sales charge2
Accumulated Value	$ 9,550			$ 9,097		$ 12,316		$ 11,711		$ 11,379		$ 12,128		$ 13,438		$ 15,028
Class C
Account Value [Line Items]
Line Graph and Table Measure Name			With sales charge
Accumulated Value	10,000			9,466		12,732		12,030		11,615		12,296		13,537		15,041
Class I
Account Value [Line Items]
Line Graph and Table Measure Name			Class I2
Accumulated Value	100,000			95,490		129,618		123,585		120,414		128,663		142,975		160,306
Class L
Account Value [Line Items]
Line Graph and Table Measure Name			Class L2
Accumulated Value		$ 10,000			$ 10,020		$ 10,457		$ 11,980		$ 11,428		$ 15,513		$ 14,790		$ 14,410	$ 15,396	$ 17,109	$ 19,184
Class R
Account Value [Line Items]
Line Graph and Table Measure Name			Class R2
Accumulated Value	10,000			9,511		12,857		12,205		11,844		12,601		13,945		15,570
Class Z
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z2
Accumulated Value	10,000			9,557		12,983		12,388		12,081		12,918		14,366		16,123
Class A | S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000			10,669		15,021		13,426		16,057		20,000		23,033		28,175
Class A | Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name			Linked Index1
Class C | S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000			10,669		15,021		13,426		16,057		20,000		23,033		28,175
Class C | Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name			Linked Index1
Class I | S&P 500 Index
Account Value [Line Items]
Accumulated Value	100,000			106,686		150,207		134,262		160,569		199,998		230,325		281,745
Class I | Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name			Linked Index1
Class L | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Accumulated Value		10,000			11,790		13,484		14,889		16,006		22,536		20,144		24,091	30,006	34,556	42,271
Class R | S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000			10,669		15,021		13,426		16,057		20,000		23,033		28,175
Class R | Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name			Linked Index1
Class Z | S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000			10,669		15,021		13,426		16,057		20,000		23,033		28,175
Class Z | Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name			Linked Index1
Class A | Linked Index
Account Value [Line Items]
Accumulated Value	10,000			9,378		12,454		11,721		11,207		11,854		12,944		14,942
Class A | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Class C | Linked Index
Account Value [Line Items]
Accumulated Value	10,000			9,378		12,454		11,721		11,207		11,854		12,944		14,942
Class C | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Class I | Linked Index
Account Value [Line Items]
Accumulated Value	100,000			93,784		124,540		117,208		112,066		118,540		129,443		149,420
Class I | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Class L | Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name			Linked Index1
Accumulated Value		$ 10,000			$ 9,830		$ 10,174		$ 11,375		$ 10,639		$ 14,128		$ 13,296		$ 12,713	$ 13,447	$ 14,684	$ 16,950
Class R | Linked Index
Account Value [Line Items]
Accumulated Value	10,000			9,378		12,454		11,721		11,207		11,854		12,944		14,942
Class R | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Class Z | Linked Index
Account Value [Line Items]
Accumulated Value	$ 10,000			$ 9,378		$ 12,454		$ 11,721		$ 11,207		$ 11,854		$ 12,944		$ 14,942
Class Z | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index